Notes receivable – related party	9 Months Ended
Sep. 30, 2023
Cytovia Therapeutics Inc [Member]
Notes receivable – related party

  5. Notes receivable – related party

Company provided a short-term loan of $173,496 to Cytovia Therapeutics LLC, a related party, in the month of August 2023.

Subject to the terms of this Agreement, the Lender shall make available to the Borrower a term loan of up to US$1,000,000 in principal amount (the “Loan”). Subject to the provisions of this Agreement, an advance made or to be made by the Lender to the Borrower under the loan commitment in accordance with this Agreement (the “Advance”) shall be available for drawdown during the term of this Agreement.

Repayment on Maturity. All principal advanced and outstanding of the Loan, and all other amounts owing hereunder, shall be due and payable in full on January 1, 2024, or other date as mutually agreed between the Parties in writing.

The Borrower promises to pay simple interest on the Advance from the Drawdown Date until its repayment in full, which interest shall be payable at the rate of five percent (5%) per annum. All accrued interest shall be due and payable on the Maturity Date (as defined hereinafter) and shall be calculated on the basis of a 365-day year for the actual number of days elapsed. An amount of $1,035 was accrued in the period ending September 30, 2023, and is included in notes receivable - related party.